Stockholders Equity (Deficit) (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options unvested at beginning	57,894
Weighted average exercise price unvested at beginning | $ / shares	$ 214.20
Number of options granted
Number of options vested	(22,240)
Weighted average exercise price vested | $ / shares	$ 251.36
Number of options forfeited	(25,327)
Weighted average exercise price forfeited | $ / shares	$ 182.63
Number of options unvested at end	10,327
Weighted average exercise price unvested at end | $ / shares	$ 212.02
Unvested options outstanding, weighted average remaining vesting period	6 months
Unvested options outstanding, aggregate intrinsic value | $	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the closing market price of $5.00 per share of the Company’s common stock on December 31, 2024 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.